SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

SUPPLEMENTAL CASH FLOW INFORMATION

CASH PAYMENTS

	Year Ended December 31,
	2014	2013	2012
	Thousands of Dollars
Interest Paid, Net of Amounts Capitalized	$(82,653)	$(52,589)	$(52,125)
Income Taxes Paid	—	—	(1,796)

NON-CASH TRANSACTIONS

In 2014, the following non-cash transactions occurred:

•	In April 2014, TEP recorded an increase of $109 million to both Utility Plant Under Capital Leases and Current Obligations Under Capital Leases due to TEP’s commitment to purchase leased interests in April 2015. See Note 5 of Notes to Consolidated Financial Statements.

•	In 2013, the following non-cash transactions occurred:

•	TEP recorded an increase of $55 million to both Utility Plant Under Capital Leases and Capital Lease Obligations due to TEP’s commitment to purchase leased interests in December 2014 and January 2015.

•	In March 2013, the Industrial Development Authority of Pima County, Arizona issued approximately $91 million aggregate principal amount of unsecured tax-exempt Industrial Development Revenue Bonds (IDRBs) for the benefit of TEP. The proceeds were used to redeem debt using a trustee. Since the cash flowed through a trust account, the issuance and redemption of debt resulted in a non-cash transaction.

•	In November 2013, the Industrial Development Authority of Apache County, Arizona issued $100 million of tax-exempt, variable rate IDRBs for the benefit of TEP. The proceeds were deposited with the trustee to redeem debt in December 2013. TEP had no cash receipts or payments as a result of this transaction. See Note 5 of Notes to Consolidated Financial Statements.

In 2012, the following non-cash transactions occurred:

•	In June 2012, the Industrial Development Authority of Pima County, Arizona issued approximately $16 million of unsecured tax-exempt IDBs. In March 2012, the Industrial Development Authority of Apache County, Arizona issued $177 million of unsecured tax-exempt pollution control bonds. In 2012, TEP redeemed the $193 million of tax-exempt bonds and reissued debt using a trustee. Since the cash flowed through trust accounts, the redemption and reissuance of debt resulted in a non-cash transaction at TEP.

Other non-cash investing and financing activities that affected recognized assets and liabilities but did not result in cash receipts or payments were as follows:

	Years Ended December 31,
	2014	2013	2012
	Thousands of Dollars
(Decrease)/Increase to Utility Plant Accruals(1)	$5,138	$4,995	$4,813
Net Cost of Removal of Interim Retirements(2)	12,128	25,182	35,983
Capital Lease Obligations(3)	1,107	9,039	11,967
Asset Retirement Obligations(4)	4,117	8,064	789

(1)	The non-cash additions to Utility Plant represent accruals for capital expenditures.
(2)	The non-cash net cost of removal of interim retirements represents an accrual for future asset retirement obligations that does not impact earnings.
(3)	The non-cash change in capital lease obligations represents interest accrued for accounting purposes in excess of interest payments.
(4)	The non-cash additions to asset retirement obligations and related capitalized assets represent revision of estimated asset retirement cost due to changes in timing and amount of expected future asset retirement obligations.